Business Combinations (Tables)	6 Months Ended
Jun. 30, 2017
Clinical Research Management Inc.
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

September 15,
2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	34,576
Intangible assets**	8,644
Accounts receivable	11,725
Unbilled revenue	2,814
Prepayments and other current assets	1,673
Accounts payable	(621)
Other liabilities	(4,515)
Non-current other liabilities	(7)

Net assets acquired	$58,396

Cash outflows (including other liabilities assumed of $9.2 million)	$52,396
Assessment of valuation of contingent consideration at acquisition	6,000
Total consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.
**The Company has made an initial estimate of separate intangible assets acquired of $8.6 million, being customer relationships and order book assets.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

PMG
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations.  The table following summarizes the fair values of the assets acquired and liabilities assumed:

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	48,728
Customer lists	6,938
Order backlog	2,948
Accounts receivable	11,597
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(3,456)
Non-current deferred tax liability	(3,106)

Net assets acquired	65,354

Cash consideration	53,681
Other liabilities assumed	10,060
Working capital adjustment	1,613
Total cash outflows	65,354

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.   In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments of $7.7 million were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million).  Additional consideration of $1.6 million was provided on completion of the contractual working capital process.

MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed on acquisition:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)

Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.  Goodwill related to the US portion of the business is tax deductible.
** Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.